Form N-1A Cover	Sep. 30, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Allspring Exchange-Traded Funds Trust
Entity Central Index Key	0001611331
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Prospectus Date	Jun. 30, 2025